Investments in Real-Estate Related Loans	12 Months Ended
Dec. 31, 2021
Real Estate [Abstract]
Investments in Real-Estate Related Loans
5. Investments in Real-Estate Related Loans
Dolce B Note
On May 7, 2021, the borrower of the Dolce B Note prepaid in full the outstanding principal balance plus accrued interest as a result of refinancing the project upon completion.
During the period from January 1, 2021 to May 7, 2021, we issued $1.1 million, bringing the total amount funded on the $10.0 million B Note to $9.3 million prior to repayment by the borrower in full on May 7, 2021.
During the period from January 1, 2021 to the May 7, 2021 repayment date, net interest income from the Dolce B Note was $0.3 million. Net interest income from the Dolce B Note was $0.6 million for the year ended December 31, 2020, and is classified within other revenues on our consolidated statements of operations. No allowance was recorded on the Dolce B Note during the years ended December 31, 2021 and 2020.
Integra Peaks Mezzanine Loan
On June 30, 2021, we entered into a
co-lender
agreement to participate in a $19.5 million mezzanine loan originated for the purpose of developing a
300-unit
multifamily apartment community located in Reno, Nevada. The project is expected to consist of five
4-story
elevator serviced garden-style apartments situated on a 12.1 acre site. The borrower, an unaffiliated third party, will use the mezzanine loan proceeds, along with $14.1 million in common equity and $42.5 million in construction loan proceeds to complete the project.
We committed to fund a total of $13.0 million of the mezzanine loan, with the remaining $6.5 million funded by an unaffiliated co-lender.
Generally, we and our
co-lender
participate on parity with respect to draw requests, interest and priority in repayment at maturity. The mezzanine loan bears interest at a rate of 12.0% per annum, compounded monthly, and, subject to certain limitations and fees, may be prepaid in whole or in part.
As of December 31, 2021, we had funded all $13.0 million of our commitment under the co-lender
agreement. The mezzanine loan has an original maturity date of March 30, 2024 with two one-year
extension options.
Net interest income from the Integra Peaks Mezzanine Loan was $0.6 million for the year ended December 31, 2021 and is classified within other revenues on our consolidated statements of operations. No allowance was recorded on the Integra Peaks Mezzanine Loan during the year ended December 31, 2021.